21. Related Parties (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 2,917	€ 4,601	€ 3,107
Thomas Hecht
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	19	23
Richard Stead
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	12	14
Bemdt Modig
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	9	8
Ferdinand Verdonck
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	10	10
Ulrich Grau
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	17	17
Bernhard Ehmer
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	10	11
Jens-Peter Marschner
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 0	€ 2